Borrowings - Financial Liabilities (Narrative II)	12 Months Ended
Dec. 31, 2023
Disclosure Borrowings Financial Liabilities Narrative Ii Abstract
Borrowings - Financial Liabilities (Narrative II)

On December 5, 2022, the Company entered into a sale and leaseback agreement of $10,500 with an unrelated third party for the Navios Sagittarius, a 2006-built Panamax vessel of 75,756 dwt. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the third year. In December 2022, Navios Partners declared its option to purchase the vessel at the end of the fourth year of the bareboat charter-in agreement, preserving the right to exercise the purchase option earlier during the option period. Under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On December 15, 2022, the amount of $10,500 was drawn. The agreement matures in the fourth quarter of 2026 and following the amendment dated July 3, 2023 bears interest at Term SOFR plus 241 bps per annum. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement of the Navios Sagittarius was $8,469.

Pursuant to a novation agreement dated January 28, 2022, the Company agreed to novate the shipbuilding contract and to simultaneously enter into a bareboat charter agreement to bareboat charter-in a newbuilding Kamsarmax vessel of 82,010 dwt, under a ten-year bareboat contract, from an unrelated third party, the Navios Meridian. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. In January 2022, Navios Partners declared its option to purchase the vessel at the end of the tenth year of the bareboat charter-in agreement, preserving the right to exercise the purchase option earlier during the option period. The Company-lessee has performed an assessment based on provisions of ASC 842 and concluded that it controls the underlying asset that is under construction before the commencement date of the lease and as such, a sale and leaseback of the asset occurs at the commencement date of the lease (upon the completion of construction). Under ASC 842-40, the transfer of the vessel was determined to be a failed sale. In February 2023, Navios Partners took delivery of the Navios Meridian and recognized an amount of $27,440 as financial liability in accordance with ASC 842-40. The sale and leaseback transaction matures in the first quarter of 2033 and following the amendment dated August 4, 2023 bears interest at Term SOFR plus 191 bps per annum. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement was $25,763.

In February 2023, the Company entered into a sale and leaseback agreement of $32,000 with an unrelated third party, in order to finance the Navios Felix, a 2016-built Capesize vessel of 181,221 dwt. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year. Navios Partners has a purchase option to acquire the vessel at the end of the lease term and given the fact that such exercise price is not equal to the fair value of the asset at the end of the lease term, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability. On March 9, 2023, the amount of $32,000 was drawn. The sale and leaseback transaction matures in the first quarter of 2033 and following the amendment dated June 29, 2023 bears interest at Term SOFR plus 211 bps per annum. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement was $29,396.

In May 2023, Navios Partners entered into sale and leaseback agreements of $178,000 with unrelated third parties, in order to finance the acquisition of two newbuilding 5,300 TEU containerships and two newbuilding Aframax/LR2 tanker vessels. As of December 31, 2023, the total amount has remained undrawn. The sale and leaseback transaction matures ten years after the drawdown date and bears interest at Term SOFR plus 210 bps per annum.

In October 2023, the Company entered into a sale and leaseback agreement of $22,800 with an unrelated third party in order to finance the acquisition of the Navios Horizon I. The bareboat charter-in provides for purchase options with de-escalating prices starting on the end of the fourth year. Navios Partners has a purchase option to acquire the vessel at the end of the lease term given the fact that such exercise price is not equal to the fair value of the asset at the end of the lease term, the transaction was determined to be a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as financial liability. On November 16, 2023, the amount of $22,800 was drawn. The sale and leaseback transaction matures in the fourth quarter of 2035 and bears interest at Term SOFR plus 220 bps per annum. As of December 31, 2023, the outstanding balance under the sale and leaseback agreement was $22,511.

In November 2023, Navios Partners entered into sale and leaseback agreements of $175,600 with unrelated third parties, in order to finance the acquisition of two newbuilding 5,300 TEU containerships and two newbuilding Aframax/LR2 tanker vessels. As of December 31, 2023, the total amount has remained undrawn. The sale and leaseback transaction matures ten years after the drawdown date and bears interest at Term SOFR plus 200 bps per annum.

Upon completion of the NMCI Merger, Navios Partners assumed the following financial liabilities:

On May 25, 2018, Navios Containers entered into a $119,000 sale and leaseback transaction with unrelated third parties in order to refinance the outstanding balance of the existing facilities of 18 containerships. Navios Containers has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Containers did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. On June 29, 2018, Navios Containers completed the sale and leaseback of the first six vessels for $37,500. On July 27, 2018 and on August 29, 2018, Navios Containers completed the sale and leaseback of four additional vessels for $26,000. On November 9, 2018, Navios Containers completed the sale and leaseback of four additional vessels for $26,700. Navios Containers did not proceed with the sale and leaseback transaction of the four remaining vessels. In July 2021, following the sale of one 2008-built container vessel of 4,250 TEU, the amount of $4,778 was prepaid. In October 2022, the Company prepaid the amount of $46,365 and 12 container vessels were released. In June 2023, the sale and leaseback agreement matured, the purchase obligation of $3,251 was paid and the respective sale and leaseback agreement was terminated.

On March 11, 2020, Navios Containers completed a $119,060 sale and leaseback transaction with unrelated third parties to refinance the existing credit facilities of two 8,204 TEU containerships and two 10,000 TEU containerships. Navios Containers has a purchase obligation to acquire the vessels at the end of the lease term and under ASC 842-40, the transfer of the vessels was determined to be a failed sale. In accordance with ASC 842-40, Navios Containers did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback transaction as a financial liability. Navios Containers drew the entire amount on March 13, 2020, net of discount of $1,191. In September 2022, following the sale of two 2006-built container vessels of 8,204 TEU each, the amount of $24,642 was prepaid. The Company also has an obligation at maturity to purchase the remaining two 10,000 TEU containerships. Following the prepayment the sale and leaseback agreement matures in March 2027 for the two 10,000 TEU containerships. In August 2023, the Company amended the sale and leaseback agreements to bear interest at Term SOFR plus 225 bps per annum. As of December 31, 2023, the outstanding balance under this sale and leaseback transaction was $51,636.